NEWYORK 4224990v2

NEWYORK 4224990v2
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                               [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               SDS Capital Group SPC LTD

Address: RK Consulting (Cayman) LTD PO BOX 174865 Cayman Corporate Center 27 Hospital Rd Grand Cayman E9 00000

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Steve Derby

Title:            Managing Partner

Phone:            203-967-5850

Signature, Place, and Date of Signing:

/s/Steve Derby             Old Greenwich, CT              February 13, 2004
--------------------      ----------------------              -----------------
Steve Derby               City, State                                     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F-HR Information Table Entry Total:   117 Items

Form 13F-HR Information Table Value Total:  $ 81,556.10 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE


                                                           Value       SHARE OR PRN   SH/PRN     Investment     Other      Voting
 Name of Issuer                 Title of        Cusip     (x$1000)                   PUT/CALL    Discretion    Managers   Authority
                                Class                                      Amount
------------------------------ ------------- ------------ ---------- -------------- ----------- ------------ ----------- ----------
ACACIA RESEARCH - COMBIMATRI   COM            003881208       761.36        227,272  SHRS         DEFINED      N/A         SHARED
ADVANCED MAGNETICS INC         COM            00753P103       967.36         74,412  SHRS         DEFINED      N/A         SHARED
ADVENTRX PHARMACEUTICALS INC   COM            00764X103       752.50        875,000  SHRS         DEFINED      N/A         SHARED
AGCO CORP                      COM            001084102        10.07            500  SHRS         DEFINED      N/A         SHARED
AIR PRODUCTS & CHEMICALS INC   COM            009158106       121.51          2,300  SHRS         DEFINED      N/A         SHARED
AIRTRAN HOLDINGS INC           COM            00949P108        72.59          6,100  SHRS         DEFINED      N/A         SHARED
ALCOA INC                      COM            013817101        38.00          1,000  SHRS         DEFINED      N/A         SHARED
ALLERGAN INC                   COM            018490102         7.68            100  SHRS         DEFINED      N/A         SHARED
ALLIANCE GAMING CORP           COM NEW        01859P609         9.86            400  SHRS         DEFINED      N/A         SHARED
AMERADA HESS CORP              COM            023551104       127.61          2,400  SHRS         DEFINED      N/A         SHARED
AMERICAN TECHNOLOGY CORP/DEL   COM NEW        030145205     1,084.55        227,273  SHRS         DEFINED      N/A         SHARED
AMNIS SYSTEMS INC              COM            03167Y108       204.71      5,848,751  SHRS         DEFINED      N/A         SHARED
ANADARKO PETROLEUM CORP        COM            032511107        45.91            900  SHRS         DEFINED      N/A         SHARED
ANTARES PHARMA INC             COM            036642106     1,307.69      1,269,600  SHRS         DEFINED      N/A         SHARED
APHTON CORP                    COM            03759P101        25.00          4,166  SHRS         DEFINED      N/A         SHARED
AVAYA INC                      COM            053499109        10.35            800  SHRS         DEFINED      N/A         SHARED
BANK OF NEW YORK CO INC        COM            064057102        79.49          2,400  SHRS         DEFINED      N/A         SHARED
BAXTER INTERNATIONAL INC.      COM            071813109       140.39          4,600  SHRS         DEFINED      N/A         SHARED
BECKMAN COULTER INC            COM            075811109        91.49          1,800  SHRS         DEFINED      N/A         SHARED
BELLSOUTH CORP                 COM            079860102        39.62          1,400  SHRS         DEFINED      N/A         SHARED
BIO-IMAGING TECHNOLOGIES INC   COM            09056N103       125.43         20,133  SHRS         DEFINED      N/A         SHARED
BIOSANTE PHARMACEUTICALS INC   COM            09065V203     1,631.23        394,016  SHRS         DEFINED      N/A         SHARED
BJ'S WHOLESALE CLUB INC        COM            05548J106        29.85          1,300  SHRS         DEFINED      N/A         SHARED
BLOCKBUSTER INC-CLASS A        CL A           093679108        62.83          3,500  SHRS         DEFINED      N/A         SHARED
CADENCE DESIGN SYS INC         COM            127387108        68.32          3,800  SHRS         DEFINED      N/A         SHARED
CAPITAL ONE FINANCIAL CORP     COM            14040H105        98.06          1,600  SHRS         DEFINED      N/A         SHARED
CIGNA CORP                     COM            125509109        40.25            700  SHRS         DEFINED      N/A         SHARED
CITIGROUP INC                  COM            172967101        92.23          1,900  SHRS         DEFINED      N/A         SHARED
CNF INC                        COM            12612W104        20.34            600  SHRS         DEFINED      N/A         SHARED
CONCORD EFS INC                COM            206197105        53.42          3,600  SHRS         DEFINED      N/A         SHARED
CORNING INC                    COM            219350105       140.81         13,500  SHRS         DEFINED      N/A         SHARED
CRITICAL HOME CARE INC         COM            22674W108        50.20        250,986  SHRS         DEFINED      N/A         SHARED
CURIS INC                      COM            231269101     1,480.28        328,950  SHRS         DEFINED      N/A         SHARED
CYPRESS SEMICONDUCTOR CORP     COM            232806109       140.98          6,600  SHRS         DEFINED      N/A         SHARED
DEVRY INC                      COM            251893103        20.10            800  SHRS         DEFINED      N/A         SHARED
DIOMED HOLDINGS INC            COM            25454R108     1,541.71      5,316,248  SHRS         DEFINED      N/A         SHARED
DOLLAR GENERAL                 COM            256669102        62.97          3,000  SHRS         DEFINED      N/A         SHARED
EDWARDS (A.G.) INC             COM            281760108        47.10          1,300  SHRS         DEFINED      N/A         SHARED
EMC CORP/MASS                  COM            268648102       140.83         10,900  SHRS         DEFINED      N/A         SHARED
EMULEX CORP                    COM NEW        292475209        50.69          1,900  SHRS         DEFINED      N/A         SHARED
FAIR ISAAC CORP                COM            303250104       132.73          2,700  SHRS         DEFINED      N/A         SHARED
FAMILY DOLLAR STORES           COM            307000109        21.53            600  SHRS         DEFINED      N/A         SHARED
FIBERNET TELECOM GROUP INC     COM            315653303     4,093.71      3,328,217  SHRS         DEFINED      N/A         SHARED
FIRST TENNESSEE NATL CORP      COM            337162101       110.25          2,500  SHRS         DEFINED      N/A         SHARED
FMC TECHNOLOGIES INC           COM            30249U101       109.51          4,700  SHRS         DEFINED      N/A         SHARED
GENERAL ELECTRIC CO            COM            369604103        77.45          2,500  SHRS         DEFINED      N/A         SHARED
GENERAL MOTORS CORP            COM            370442105       138.84          2,600  SHRS         DEFINED      N/A         SHARED
GENETRONICS BIOMEDICAL CORP    COM            371916107       189.53        151,621  SHRS         DEFINED      N/A         SHARED
GILLETTE COMPANY               COM            375766102        11.02            300  SHRS         DEFINED      N/A         SHARED
GOODYEAR TIRE & RUBBER CO      COM            382550101        23.58          3,000  SHRS         DEFINED      N/A         SHARED
HEARTLAND OIL & GAS CORP       COM            42235Q101     1,102.00        290,000  SHRS         DEFINED      N/A         SHARED
HOST MARRIOTT CORP             COM            44107P104        19.71          1,600  SHRS         DEFINED      N/A         SHARED
IMCOR PHARMACEUTICAL CO        COM            45248E106       505.25        306,212  SHRS         DEFINED      N/A         SHARED
IMPSAT FIBER NETWORKS INC      COM            45321T202     3,057.39        399,659  SHRS         DEFINED      N/A         SHARED
INTERNATIONAL PAPER CO         COM            460146103        30.18            700  SHRS         DEFINED      N/A         SHARED
INTERPUBLIC GROUP OF COS INC   COM            460690100        95.16          6,100  SHRS         DEFINED      N/A         SHARED
INTL FLAVORS & FRAGRANCES      COM            459506101        38.41          1,100  SHRS         DEFINED      N/A         SHARED
INTL GAME TECHNOLOGY           COM            459902102         7.14            200  SHRS         DEFINED      N/A         SHARED
INTUITIVE SURGICAL INC         COM            46120E602     8,348.62        488,509  SHRS         DEFINED      N/A         SHARED
ITC DELTACOM INC               COM            45031T401       439.28         72,500  SHRS         DEFINED      N/A         SHARED
ITT INDUSTRIES INC             COM            450911102        44.53            600  SHRS         DEFINED      N/A         SHARED
JANUS CAPITAL GROUP INC        COM            47102X105        24.62          1,500  SHRS         DEFINED      N/A         SHARED
KB HOME                        COM            48666K109        14.50            200  SHRS         DEFINED      N/A         SHARED
KCS ENERGY INC                 COM            482434206     1,171.05        111,000  SHRS         DEFINED      N/A         SHARED
LEAPFROG ENTERPRISES INC       CL A           52186N106        55.71          2,100  SHRS         DEFINED      N/A         SHARED
LEVEL 8 SYSTEMS INC            COM            52729M102       442.97      1,265,622  SHRS         DEFINED      N/A         SHARED
MARRIOTT INTERNATIONAL-CL A    CL A           571903202        18.48            400  SHRS         DEFINED      N/A         SHARED
MBNA CORP                      COM            55262L100       114.31          4,600  SHRS         DEFINED      N/A         SHARED
MEADWESTVACO CORP              COM            583334107        17.85            600  SHRS         DEFINED      N/A         SHARED
MELLON FINANCIAL CORP          COM            58551A108        86.70          2,700  SHRS         DEFINED      N/A         SHARED
MPOWER HOLDING CORP            COM            62473L309     1,140.83        717,500  SHRS         DEFINED      N/A         SHARED
MYLAN LABORATORIES             COM            628530107        70.73          2,800  SHRS         DEFINED      N/A         SHARED
NCR CORPORATION                COM            62886E108       116.40          3,000  SHRS         DEFINED      N/A         SHARED
NEW YORK TIMES CO -CL A        CL A           650111107        43.01            900  SHRS         DEFINED      N/A         SHARED
NEXTWAVE TELECOM INC-CL B      CL B           65332M103     1,824.00        570,000  SHRS         DEFINED      N/A         SHARED
NORFOLK SOUTHERN CORP          COM            655844108         9.46            400  SHRS         DEFINED      N/A         SHARED
NORTH AMERICAN SCIENTIFIC      COM            65715D100        73.50          7,000  SHRS         DEFINED      N/A         SHARED
NTL INC                        COM            62940M104     5,553.98         79,627  SHRS         DEFINED      N/A         SHARED
ORCHID BIOSCIENCES INC         COM            68571P100        72.89         39,400  SHRS         DEFINED      N/A         SHARED
ORTEC INTERNATIONAL INC        COM            68749B405     1,047.14        445,591  SHRS         DEFINED      N/A         SHARED
ORTHOVITA INC                  COM            68750U102     7,091.59      2,209,219  SHRS         DEFINED      N/A         SHARED
PACIFICARE HEALTH SYSTEMS      COM            695112102        47.32            700  SHRS         DEFINED      N/A         SHARED
PARALLEL PETROLEUM CORP        COM            699157103     1,338.46        307,692  SHRS         DEFINED      N/A         SHARED
PEPSI BOTTLING GROUP INC       COM            713409100        19.34            800  SHRS         DEFINED      N/A         SHARED
PEREGRINE PHARMACEUTICALS      COM            713661106         9.85          4,458  SHRS         DEFINED      N/A         SHARED
PHARMACEUTICAL RESOURCES INC   COM            717125108         6.52            100  SHRS         DEFINED      N/A         SHARED
PMI GROUP INC/THE              COM            69344M101        40.95          1,100  SHRS         DEFINED      N/A         SHARED
POGO PRODUCING CO              COM            730448107       135.24          2,800  SHRS         DEFINED      N/A         SHARED
QUIKSILVER INC                 COM            74838C106        72.69          4,100  SHRS         DEFINED      N/A         SHARED
RADIAN GROUP INC               COM            750236101         9.75            200  SHRS         DEFINED      N/A         SHARED
REGIONS FINANCIAL CORP         COM            758940100       141.36          3,800  SHRS         DEFINED      N/A         SHARED
ROWAN COMPANIES INC            COM            779382100        48.66          2,100  SHRS         DEFINED      N/A         SHARED
SAFLINK CORP                   COM            786578302    15,797.50      5,894,589  SHRS         DEFINED      N/A         SHARED
SATCON TECHNOLOGY CORP         COM            803893106        36.45         17,782  SHRS         DEFINED      N/A         SHARED
SCHERING-PLOUGH CORP           COM            806605101        73.04          4,200  SHRS         DEFINED      N/A         SHARED
SEALED AIR CORP                COM            81211K100         5.41            100  SHRS         DEFINED      N/A         SHARED
SOLECTRON CORP                 COM            834182107        20.69          3,500  SHRS         DEFINED      N/A         SHARED
SPECTRASITE INC                COM            84761M104     7,471.25        215,000  SHRS         DEFINED      N/A         SHARED
SPECTRUM PHARMACEUTICALS INC   COM            84763A108       940.77        112,398  SHRS         DEFINED      N/A         SHARED
SPEEDCOM WIRELESS CORP         COM            847703105       321.20      6,424,063  SHRS         DEFINED      N/A         SHARED
ST. PAUL COMPANIES             COM            792860108       146.71          3,700  SHRS         DEFINED      N/A         SHARED
STATEN ISLAND BANCORP INC      COM            857550107        40.50          1,800  SHRS         DEFINED      N/A         SHARED
SUPERVALU INC                  COM            868536103        88.63          3,100  SHRS         DEFINED      N/A         SHARED
TALBOTS INC                    COM            874161102         9.23            300  SHRS         DEFINED      N/A         SHARED
TELENETICS CORP                COM            87943P408       911.26      5,360,380  SHRS         DEFINED      N/A         SHARED
TERADYNE INC                   COM            880770102        33.09          1,300  SHRS         DEFINED      N/A         SHARED
TEXAS INSTRUMENTS INC          COM            882508104        79.33          2,700  SHRS         DEFINED      N/A         SHARED
THE VIALINK CO                 COM            92552Q101     3,086.61     46,068,814  SHRS         DEFINED      N/A         SHARED
TRIAD HOSPITALS INC            COM            89579K109       143.06          4,300  SHRS         DEFINED      N/A         SHARED
UNITED TECHNOLOGIES CORP       COM            913017109        75.82            800  SHRS         DEFINED      N/A         SHARED
VALEANT PHARMACEUTICALS INTE   COM            91911X104        10.06            400  SHRS         DEFINED      N/A         SHARED
VERIZON COMMUNICATIONS INC     COM            92343V104        28.06            800  SHRS         DEFINED      N/A         SHARED
VERTEL CORP                    COM            924907108        35.49      1,183,123  SHRS         DEFINED      N/A         SHARED
VIACOM INC-CL B                CL B           925524308         8.88            200  SHRS         DEFINED      N/A         SHARED
VIROLOGIC INC                  COM            92823R201       700.30        247,455  SHRS         DEFINED      N/A         SHARED
WENDY'S INTERNATIONAL INC      COM            950590109       133.42          3,400  SHRS         DEFINED      N/A         SHARED
WR BERKLEY CORP                COM            084423102       108.35          3,100  SHRS         DEFINED      N/A         SHARED
                                            ------------ ---------- -------------- ------------ ------------ ----------- ----------

Total                                                      81,556.10     91,331,738
